Related Party Transactions (Details Narrative) (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Due to related party			$ 95,501	$ 48,099
SpeakLife [Member]
Services fee		99,000
UCI [Member]
Services fee		$ 144,000
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Due to related party	$ 41,060		99,832
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | SpeakLife [Member]
Services fee	99,000		$ 99,000
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | UCI [Member]
Services fee	$ 144,000			$ 144,000